Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted-average remaining lease term (in years)
Operating	8 years 3 months 25 days	8 years 9 months 18 days
Finance	5 years 1 month 17 days	6 years 3 days
Weighted-average discount rate
Operating	7.01%	7.74%
Finance	5.16%	5.45%
Operating lease costs	$ 72,025	$ 75,586
Finance lease costs	11,451	10,341
Variable lease costs	22,587	22,163
Finance lease, ROU asset, amortization	9,300	7,800
Finance lease, interest expense	$ 2,100	$ 2,500